NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation

The interim consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures included herein are adequate to make the information presented not misleading. These interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended October 31, 2022 as filed with the SEC (“Form 10-K”). Unless otherwise noted in this Interim Report, there have been no material changes to the disclosures contained in the notes to the audited financial statements for the year ended October 31, 2022 contained in the Form 10-K.

The Consolidated Balance Sheet as of October 31, 2022 was derived from the audited financial statements included in the Form 10-K. In management’s opinion, the unaudited interim Consolidated Balance Sheet, Statements of Operations, Statements of Changes in Shareholders’ Equity, and Statements of Cash Flows, contained herein, reflect all adjustments, consisting solely of normal recurring items, which are necessary for the fair presentation of the Company’s financial position, results of operations and cash flows on a basis consistent with that of the Company’s prior audited consolidated financial statements. The results of operations for the interim periods may not be indicative of results to be expected for the full fiscal year. Certain prior period amounts were reclassified to conform to the current presentation on the Consolidated Financial Statements.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the operations of the Company and its wholly owned subsidiaries, Fitore, Inc. (“Fitore”) and InfiniVive MD, LLC (“InfiniVive”), both acquired effective August 1, 2021 (Note 4).

Basis of Consolidation

The consolidated financial statements include the operations of the Company and its wholly owned subsidiaries, Fitore, Inc. (“Fitore”) and InfiniVive MD, LLC (“InfiniVive”), both acquired effective August 1, 2021 (Note 4).

Cash Equivalents

Cash Equivalents

For the purposes of the Statements of Cash Flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted Cash

Included in the Consolidated Balance Sheets as of October 31, 2022 and October 31, 2021, is restricted cash of $0 and $750,000, respectively. This amount was restricted to cover future interest expense payments on the senior convertible note through maturity. On February 22, 2022, the senior convertible note was converted to common stock and this restriction on cash was removed. (Note 7)

Concentrations

Concentrations

During the three months ended January 31, 2023 and 2022, 5% and 2% respectively, of the Company’s total revenues were derived from sales to an entity controlled by the Company’s former Chief Executive Officer and President, Dr. Jack Zamora (“Dr. Zamora”) (Note 11 and Note 12). Dr. Zamora is also a 30% stockholder. During the three months ended January 31, 2023, 43% of the Company’s total revenue was attributable to product sales to one customer. During the three months ended January 31, 2022, another two customers accounted for 23% and 14% of the Company’s revenues. Other than the revenues derived through sales to an entity controlled by Dr. Zamora and the additional customers mentioned herein, no customer accounted for greater than 10% of the Company’s gross sales for the three months ended January 31, 2023 or 2022. In addition to the product revenue concentrations noted above, the Company recognized $25,000 in consulting revenue from a single client during the three months ended January 31, 2023. This amount was 7% of the total revenue recognized for the period.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Concentrations

During the years ended October 31, 2022 and 2021, 1% and 28% respectively, of the Company’s total revenues were derived from sales to an entity controlled by the Company’s former Chief Executive Officer and President, Dr. Jack Zamora (“Dr. Zamora”) (Note 10 and Note 11). During the year ended October 31, 2022, another 17%, 15% and 14% of the Company’s total revenue was attributable to product sales to three other customers. During the year ended October 31, 2021, another two customers accounted for 16% and 13% of the Company’s revenues. Other than the revenues derived through sales to an entity controlled by Dr. Zamora and the additional customers mentioned herein, no customer accounted for greater than 10% of the Company’s gross sales for the years ended October 31, 2022 and 2021. In addition to the product revenue concentrations noted above, the Company recognized $600,000 in consulting revenue from a single client during the year ended October 31, 2022. This amount was 18% of the total revenue recognized for the period. The company recognized $51,822 in consulting revenue, unrelated to the large customer in 2022, during the year ended October 31, 2022.

Financial Instruments

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

As of January 1, 2018, the Company adopted Revenue from Contracts with Customers (Topic 606) (“ASC 606”). The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to receive in exchange for the goods or services. To determine the appropriate amount of revenue to be recognized for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) each performance obligation is satisfied. The Company adopted the standard using the modified retrospective method and the adoption did not have a material impact on the Company’s consolidated financial statements.

For each performance obligation identified in accordance with ASC 606, the Company determines at contract inception whether it satisfies the performance obligation over time (in accordance with paragraphs 606-10-25-27 through 25-29) or satisfies the performance obligation at a point in time (in accordance with paragraph 606-10-25-30). If an entity does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

Control is considered transferred over time if any one of the following criteria is met:

●	The customer simultaneously receives and consumes the benefits of the asset or service which the entity performs;

●	The entity’s performance creates or enhances an asset; or

●	The entity’s performance creates or enhances an asset that has no alternative use to the entity and the entity has the right to payment for work completed to date.

For certain contracts to which the Company is party, it uses the recognition over time method to recognize revenue.

The Company recognizes revenue when performance obligations with the customer are satisfied. Product sales occur once control is transferred upon delivery to the customer at the time of the sale. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods and services. The Company’s revenue is primarily derived from the sources listed below:

Sale of research and development product: Sales of research and development product include the sale of stem cell medium.

Sale of therapeutic product: Includes cell culture media to be used in therapeutic treatment.

Shipping: Includes amounts charged to customers for shipping products.

Consulting Revenue: The Company has agreed to assist another party to develop an FDA-approved biological product. Revenues are recognized when certain contractual milestones are achieved.

Fitore product sales online: Includes internet sales, via the Fitore Nutrition website, of dietary supplements called Stemulife, Spectrum+, Easy Sleep and Thought Calmer.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

InfiniVive product sales: InfiniVive, via call-in orders, sells exosomes and daily cosmetic serum.

Disaggregation of revenue

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Three Months Ended January 31, 2023	Three Months Ended January 31, 2022
Revenues:
Research and development products	$75,643	$298,069
AlloRx Stem Cells to Foreign Third-Party Clinics	148,283	155,591
Consulting revenue	25,000	500,000
InfiniVive products	75,050	135,075
Fitore products	20,615	67,621

Total	$344,591	$1,156,356

Revenue Recognition

As of January 1, 2018, the Company adopted Revenue from Contracts with Customers (Topic 606) (“ASC 606”). The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to receive in exchange for the goods or services. To determine the appropriate amount of revenue to be recognized for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) each performance obligation is satisfied. The Company adopted the standard using the modified retrospective method and the adoption did not have a material impact on the Company’s consolidated financial statements.

For each performance obligation identified in accordance with ASC 606, the Company determines at contract inception whether it satisfies the performance obligation over time (in accordance with paragraphs 606-10-25-27 through 25-29) or satisfies the performance obligation at a point in time (in accordance with paragraph 606-10-25-30). If an entity does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

Control is considered transferred over time if any one of the following criteria is met:

●	The customer simultaneously receives and consumes the benefits of the asset or service which the entity performs;

●	The entity’s performance creates or enhances an asset; or

●	The entity’s performance creates or enhances an asset that has no alternative use to the entity and the entity has the right to payment for work completed to date.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

For certain contracts to which the Company is party, it uses the recognition over time method to recognize revenue.

The Company recognizes revenue when performance obligations with the customer are satisfied. Product sales occur once control is transferred upon delivery to the customer at the time of the sale. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods and services. The Company’s revenue is primarily derived from the sources listed below:

Sale of research and development product: Sales of research and development product include the sale of stem cell medium.

Sale of therapeutic product: Includes cell culture media to be used in therapeutic treatment.

Shipping: Includes amounts charged to customers for shipping products.

Consulting Revenue: The Company has agreed to assist another party to develop an FDA-approved biological product. Revenues are recognized when certain contractual milestones are achieved.

Fitore product sales online: Includes internet sales, via the Fitore Nutrition website, of dietary supplements called Stemulife, Spectrum+, Easy Sleep and Thought Calmer.

InfiniVive product sales: InfiniVive, via its website and call-in orders, sells exosomes and daily cosmetic serum.

Disaggregation of revenue

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Year Ended October 31, 2022	Year Ended October 31, 2021
Revenues:
Research and development products	$1,072,312	$857,648
AlloRx Stem Cells to Foreign Third-Party Clinics	1,174,456	180,856
Consulting revenue	600,000	51,822
InfiniVive products	236,788	139,070
Fitore products	209,737	81,550

Total	$3,293,293	$1,310,946

Deferred Revenue

Deferred Revenue

The Company has recorded deferred revenue in connection with a Joint Operating Agreement (as subsequently amended, the “JOA”) executed between the Company and European Wellness/BIO PEP USA (“BIO PEP”). Under the terms of this JOA, the Company is obligated to use its best efforts to identify, develop and deliver various potential active pharmaceutical ingredients and to oversee the development of a recombinant cell line by a third-party service provider. The Company was also engaged to establish a Quality Management System to be utilized by BIO PEP in their pursuit of FDA authorizations. See “Joint Operating Agreement” below for additional information.

The Company records as deferred revenue amounts for which the Company has been paid but for which it has not yet achieved and delivered related milestones or when the level of effort required to complete performance obligations under an arrangement cannot be reasonably estimated under the terms of the related agreement. Deferred revenue is classified as current or long-term based on when management estimates the revenue will be recognized. As of January 31, 2023, the Company has deferred $650,000 in revenue. The Company has recorded $345,796 in prepaid project costs related to this deferred revenue in current assets. The amounts recorded as deferred revenue and prepaid project costs will be recognized if and when the Company achieves and delivers the milestones under the terms of the agreement.

The table below summarizes Deferred Revenues as of January 31, 2023:

	October 31, 2022	Revenue Recognized	Revenue Deferred	January 31, 2023
Deferred Revenue	$650,000	$-	$-	$650,000
Total	$650,000	$-	$-	$650,000

During the three months ended January 31, 2023 and 2022, the Company recognized $0 and $500,000 in previously deferred revenue, respectively and $46,750 and $53,906 in expenses related to the JOA, respectively. The expenses are included in the Selling, general and administrative line on the accompanying consolidated statements of operations.

Deferred Revenue

The Company has recorded deferred revenue in connection with a Joint Operating Agreement (as subsequently amended, the “JOA”) executed between the Company and European Wellness/BIO PEP USA (“BIO PEP”). Under the terms of this JOA, the Company is obligated to use its best efforts to identify, develop and deliver various potential active pharmaceutical ingredients and to oversee the development of a recombinant cell line by a third-party service provider. The Company was also engaged to establish a Quality Management System to be utilized by BIO PEP in their pursuit of FDA authorizations. See “Joint Operating Agreement” below for additional information.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

The Company records as deferred revenue amounts for which the Company has been paid but for which it has not yet achieved and delivered related milestones or when the level of effort required to complete performance obligations under an arrangement can be reasonably estimated under the terms of the JOA. Deferred revenue is classified as current or long-term based on when management estimates the revenue will be recognized. As of October 31, 2022, the Company has deferred $650,000 in revenue. The Company has recorded $217,747 in prepaid project costs related to this deferred revenue in current assets. The amounts recorded as deferred revenue and prepaid project costs will be recognized if and when the Company achieves and delivers the milestones under the terms of the JOA.

The table below summarizes Deferred Revenues as of October 31, 2022:

	October 31, 2021	Revenue Recognized	Revenue Deferred	October 31, 2022
Deferred Revenue	$500,000	$(500,000)	$650,000	$650,000
Total	$500,000	$(500,000)	$650,000	$650,000

During the year ended October 31, 2022, the Company recognized $500,000 in previously deferred revenue, $100,000 in additional revenue and $218,017 in expenses related to the JOA. The expenses are included in the Selling, general and administrative line on the accompanying consolidated statements of operations.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company considers accounts more than 30 days old to be past due. The Company uses the allowance method for recognizing bad debts. When an account is deemed uncollectible, it is written off against the allowance. The Company generally does not require collateral for its accounts receivable. As of January 31, 2023 and October 31, 2022, total accounts receivable, including related party accounts receivable of $2,250 as of January 31, 2023 amounted to $64,628 and $73,537, respectively, net of allowances. The Company monitors accounts receivable for collectability and when doubt as to the realization of amounts recorded arises, an allowance is recorded and/or accounts deemed to be uncollectible will be written off. As of January 31, 2023 and October 31, 2022, the allowance for doubtful accounts was $0 and $2,500, respectively.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

As of January 31, 2023, four customers accounted for 18%, 14%, 13% and 10% of accounts receivable. As of October 31, 2022, 28% and 10%, of the Company’s accounts receivable were attributable to sales to two customers. No other customer comprised more than 10% of the accounts receivable balance as of January 31, 2023 or October 31, 2022.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company considers accounts more than 30 days old to be past due. The Company uses the allowance method for recognizing bad debts. When an account is deemed uncollectible, it is written off against the allowance. The Company generally does not require collateral for its accounts receivable. At October 31, 2022 and 2021, total accounts receivable amounted to $73,537 and $127,482, respectively, net of allowances. The Company monitors accounts receivable for collectability and when doubt as to the realization of amounts recorded arises, an allowance is recorded and/or accounts deemed to be uncollectible will be written off. As of October 31, 2022 and 2021, the allowance for doubtful accounts was $2,500 and $7,000, respectively.

As of October 31, 2022, two customers accounted for 28% and 10% of accounts receivable. As of October 31, 2021, 43% and 23%, of the Company’s accounts receivable were attributable to sales to two customers. No other customer comprised more than 10% of the accounts receivable balance as of October 31, 2022 or 2021.

Deferred Offering Costs

Deferred Offering Costs

The Company defers, as other current assets, the direct incremental costs of raising capital through equity offerings, until such time as the offering is completed or abandoned. At the time of the offering completion, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Property and Equipment

Property and Equipment

Property, equipment, and leasehold improvements are recorded at historical cost. The cost of property and equipment is depreciated over the estimated useful lives, when placed in service (ranging from 3 -5 years), of the related assets utilizing the straight-line method of depreciation. The cost of leasehold improvements is depreciated (amortized) over the lesser of the length of the related leases or the estimated useful lives of the assets. Ordinary repairs and maintenance are expensed when incurred and major repairs are capitalized and expensed if they benefit future periods.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Intangible Assets and Impairment

Intangible Assets and Impairment

Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Assets not subject to amortization are tested for impairment at least annually.

The Company periodically reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less that the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value.

Goodwill

Goodwill

Goodwill is the excess of acquisition cost over the fair value of the net assets of acquired businesses. The Company does not amortize goodwill but assesses goodwill for impairment at least annually or when there has been a material change in circumstances, using the market approach.

Leases

Leases

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02-Leases (Topic 842), which significantly amends the way companies are required to account for leases. Under the updated leasing guidance, some leases that did not have to be reported previously are now required to be presented as an asset and liability on the balance sheet. In addition, for certain leases, what was previously classified as an operating expense must now be allocated between amortization expense and interest expense. The Company elected to adopt this update early as of November 1, 2018, using the modified retrospective transition method and prior periods have not been restated. Upon implementation, the Company recognized an initial operating lease right-of-use asset of $80,171 and operating lease liability of $80,171. In July 2020, a new office lease was executed, resulting in an initial operating lease right-of-use asset of $411,287 and operating lease liability of $411,287. Due to the simplistic nature of the Company’s leases, no retained earnings adjustments were required. The Company recorded amortization of the operating lease right-of-use asset of $55,616 and $61,796 for the years ended October 31, 2022 and 2021, respectively.

Basic Loss Per Share

Basic Loss Per Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic income or loss per share) and potentially dilutive shares of common stock that are not anti-dilutive. For the three months ended January 31, 2023 and 2022, the following number of potentially dilutive shares have been excluded from diluted net loss since such inclusion would be anti-dilutive:

	January 31, 2023	January 31, 2022

Stock options outstanding	29,226,000	28,230,000
Shares to be issued in connection with convertible preferred shares	-	13,605,900
Shares to be issued in connection with exercise of warrants	12,905,856	13,605,856
Shares to be issued upon conversion of convertible notes payable and accrued interest	-	3,007,808
2021 Series Convertible Notes Payable - Related Party - common shares	480,000	800,000
2022 Series Convertible Notes Payable - common shares	200,000	-
2023 Series Convertible Notes Payable - Stock Settlement	318,898	-
2023 Series Convertible Notes Payable - Stock Settled - warrants issuable	79,983	-
Total	43,210,737	59,249,564

Basic Loss Per Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic income or loss per share) and potentially dilutive shares of common stock that are not anti-dilutive. For the years October 31, 2022 and 2021, the following number of potentially dilutive shares have been excluded from diluted net loss since such inclusion would be anti-dilutive:

	October 31, 2022	October 31, 2021

Stock options outstanding	29,226,000	28,230,000
Shares to be issued in connection with convertible preferred shares	-	13,605,900
Shares to be issued in connection with exercise of warrants	13,605,856	13,605,856
Shares to be issued upon conversion of convertible notes payable and accrued interest	-	3,007,808
2021 Series Convertible Notes Payable - Related Party	480,000	-
2022 Series Convertible Notes Payable	200,000	-
Total	43,511,856	58,449,564

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Joint Operating Agreement

Joint Operating Agreement

On August 6, 2021, the Company entered into a JOA with European Wellness and BioPep, its research and development subsidiary, under which the Company agreed to provide research and development services on identified targets. The Company was unable to identify a key target product to submit for FDA IND authorization using European Wellness’s existing mito-organelle peptides as the starting biological material as contemplated by the JOA. As a result, on April 28, 2022, the Company entered into an amendment to the JOA (“Amendment”).

Under the JOA, the Company is obligated to use its best efforts to identify a key investigational product candidate that can be submitted by European Wellness for FDA IND authorization. The JOA also requires the Company to use its best efforts to develop an FDA-validated immunoassay and potency assay of any target product. It is contemplated that any pre-clinical studies will be carried out by a third-party service provider, with the Company’s support and oversight. In addition, the Company agreed to manage the production of any target research products and to quantify biological activity for preclinical and clinical testing to support an FDA IND filing, all of which will be carried out by third-party service providers identified by the Company at third-party manufacturing facilities.

With the ultimate goal of supporting BioPep in becoming a cGMP manufacturer in the US, the Company is also obligated to help develop a biomanufacturing infrastructure to support BLA-compliant operations and to develop a certified Quality Management System for BioPep to support FDA approval of target products. For any INDs to be submitted to the FDA covering products developed under the JOA, the Company is obligated to provide the “Chemistry, Manufacturing, and Controls” section in support of the application.

The JOA further contemplates the potential identification and development of a veterinary product by a third-party using rabbit-sourced umbilical-cord derived MSCs. It is contemplated that development of this veterinary product will begin once the key investigational product is completed. The Company and European Wellness are obligated to use their best efforts to negotiate the terms of this arrangement at such time.

If any products developed pursuant to the European Wellness Agreement are ultimately approved for commercialization, the JOA contemplates that such products will be commercialized and distributed by European Wellness and/or BioPep. However, the JOA also contemplates that certain post-development rights and obligations of the parties, such as potential licensing rights and shared ownership over intellectual property developed pursuant to the agreement, will be negotiated at a later date. The JOA further contemplates that the parties may enter into negotiations to potentially engage the Company as a CMO to carry out product manufacturing on behalf of European Wellness and BioPep.

By its terms, the JOA will terminate on July 31, 2023. Either the Company or European Wellness may terminate the JOA sooner without cause at any time by providing 30-days prior written notice. In addition, the Company or European Wellness may terminate the European Wellness Agreement immediately under certain circumstances, including without limitation, if either party defaults with respect to its obligations under the agreement and does not cure such default within 30 days after receiving notice of such default.

Upon signing the JOA in August 2021, European Wellness paid the Company an initial fee of $500,000, which was recognized as revenue during the first quarter of 2022 when the associated performance milestones had been achieved. Those milestones included the development and deployment of a quality management system for European Wellness and the delivery of a manual describing the aforementioned quality management system. In connection with the Amendment, European Wellness also paid an additional lump-sum payment of $250,000 in May 2022, which has been recorded as deferred revenue and will be recognized as revenue if and when the associated milestones under the contract are reached. The Company also receives quarterly payments of $25,000 for providing research and development management services. All expenses incurred in connection with the JOA are classified as general and administrative expenses. In total, the Company may be eligible to receive additional estimated payments up to $5.8 million from European Wellness, which is expected to result in a more than $500,000 profit to the Company after deducting estimated expenses.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Future milestones may include estimated payments up to an additional $1,800,000 for research and development services identifying an Active Pharmaceutical Ingredient (API) for product development within AlloEX, up to $1,200,000 to develop an FDA-validated immunoassay and qualify third-party vendors for ISO certification, up to $600,000 to develop a downstream manufacturing method and handle equipment procurement, up to $1,000,000 for the development and scaling of a manicuring system with the goal of commercial scale and up to $1,000,000 for potential future IND filings.

The Company provides BioPep with the expertise in scientific, quality, manufacturing methods, design developments and regulatory matters to ensure full compliance with the U.S. regulations for drug development, manufacturing, and potential future commercialization of BioPep product(s).

Expenses incurred in connection with completed milestones for which the Company has recognized revenue are included as a component of selling general and administrative expense in the statement of operations. Expenses incurred in connection with milestones which have yet to be completed are recorded as deferred project costs on the balance sheet.

Income Taxes

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement’s recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities.

On December 22, 2017, the U.S. Tax Cuts and Jobs Act of 2017 (“Tax Reform”) was signed into law. As a result of Tax Reform, the top U.S. statutory corporate tax rate was lowered from 35% to 21% effective January 1, 2018, among other changes. ASC Topic 740 requires companies to recognize the effect of tax law changes in the period of enactment; therefore, the Company was required to revalue its deferred tax assets and liabilities at the new rate.

Impairment and Disposal of Long-Lived Assets

Impairment and Disposal of Long-Lived Assets

The Company evaluates its long-lived assets for impairment when events or changes in circumstances indicate, in management’s judgment, that the carrying value of such assets may not be recoverable. If such assets are considered impaired, the impairment to be recognized is determined as the amount by which the carrying value exceeds the fair value of the assets.

The Company periodically reviews the carrying amount of its long-lived assets for possible impairment. The Company recorded no asset impairment charges during the years ended October 31, 2022, and 2021.

Inventory

Inventory

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	January 31, 2023	October 31, 2022

Raw materials	$76,513	$112,023
Finished goods	187,093	168,115
Total inventory	$263,606	$280,138

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. During the three months ended January 31, 2023 and 2022, the Company did not record any impairment expense.

Inventory

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	October 31, 2022	October 31, 2021

Raw materials	$112,023	$-
Finished goods	168,115	118,005
Total inventory	$280,138	$118,005

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. During the years ended October 31, 2022 and 2021, the Company recorded impairment expense of $0 and $73,300, respectively.

Related Party Transactions		Related Party Transactions The Company follows ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions (see Note 10).
Research and Development

Research and Development

These costs are expensed as incurred and are primarily comprised of costs for: salaries, overhead and occupancy, contract services and other outside costs, quality assurance and analytical testing. As the Company’s operations include manufacturing and R&D, it reports cost of goods sold, including estimates of labor, materials, and overhead allocations, to the production of specific products manufactured for sale.

Stock Based Compensation

Stock Based Compensation

The Company accounts for expenses associated with shares issued for services using the fair value method following the guidance outlined in Section 718-10 of the FASB ASC for disclosure about stock-based compensation. This section requires a public entity to measure the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant date fair value of the award (with limited exceptions). That cost is recognized over the period during which the service is provided. No compensation cost is recognized for equity instruments for which service is not provided or rendered.

Recent Accounting Standards

Recent Accounting Standards

The Company periodically reviews new accounting standards that are issued and has not identified any new standards that it believes merit further discussion or would have a significant impact on its financial statements.

Recent Accounting Standards

The Company periodically reviews new accounting standards that are issued and has not identified any new standards that it believes merit further discussion or would have a significant impact on its financial statements.